DEBT - Interest Expense (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Interest expense	$ 1,831,545	$ 2,732,528	$ 5,711,330	$ 9,196,061	$ 11,460,747	$ 7,382,610
Amortization of deferred financing costs and mortgage premium, net					1,025,093	638,200
Prepayment penalties	0	0	(517,000)	0
(Gain) loss on interest rate swaps	(166,338)	(272,912)	(684,057)	1,019,840	770,898	820,496
Other	504	12,998	49,622	78,226
Accrued interest payable	54,980		54,980		45,636	22,282
Credit Facility
Debt Instrument [Line Items]
Interest expense	27,486	128,333	169,571	449,791	527,047	190,130
Amortization of deferred financing costs and mortgage premium, net	16,605	42,288	60,468	117,624	128,171	36,542
Mortgage Notes Payable
Debt Instrument [Line Items]
Interest expense	1,812,254	2,154,363	5,638,890	6,454,546	8,470,248	5,698,606
Amortization of deferred financing costs and mortgage premium, net	141,235	435,179	355,661	693,810	937,564	601,658
Prepayment penalties	0	190,574	23,900	237,574
(Gain) loss on interest rate swaps	$ (166,539)	$ (231,207)	$ (586,782)	$ 1,164,490	$ 1,172,781	$ 843,174